Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 04, 2021
Entity Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 04, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2021
Prospectus Date	rr_ProspectusDate	Mar. 08, 2021
WCM China A-Shares Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – WCM China A-Shares Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WCM China A-Shares Growth Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in China A-shares (“China A-Shares” or “A-Shares”). China A-Shares are equity securities issued by companies located in the People’s Republic of China (“China or the “PRC”) that are denominated and traded in Renminbi (“RMB”) on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Fund may invest in China A-Shares through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs (collectively, “Stock Connect”), or through the Qualified Foreign Institutional Investor and Renminbi Qualified Foreign Institutional Investor systems (collectively, the “QFII Programs”).

The Fund’s investments in equity securities may include, in addition to A-Shares, common stock, preferred stock, common stock that is offered in initial public offerings (“IPOs”), and depository receipts. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. The Fund may also use participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stock issued by a foreign company. P-notes are used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange. For purposes of the Fund’s 80% policy described above, P-notes are classified according to their underlying or referenced security.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies believed to have above-average potential for growth in the rate of return on invested capital and assets. The advisor’s investment process seeks companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. In selecting securities, the Fund’s advisor also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk. The Fund may invest in securities of any market capitalization. The Fund generally invests in companies in any sector; however, from time to time the Fund may invest a significant portion of its assets in the securities of companies in one or more sectors.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Risks Associated with China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. public companies, has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered accounting firms in China and Hong Kong. The PCAOB’s limited ability to oversee the operations of accounting firms in China and Hong Kong means that inaccurate or incomplete financial records of an issuer’s operations may not be detected, which could negatively impact the Fund’s investments in such companies. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy.

Risks of Investing in A-Shares. The A-Share market is volatile with a risk of suspension of trading in a particular security or multiple securities or government intervention. Securities in the A-Share market may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities and may impact the ability of the Fund to pursue its investment strategy. The Chinese securities markets are emerging markets characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Liquidity risks may be more pronounced for the A-Share market than for Chinese securities markets generally because the A-Share market is subject to greater government restrictions and control, including trading suspensions. China A-Shares are only available to non-mainland China investors (i) through the QFII Programs or (ii) through Stock Connect.

A-Shares Tax Risk. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is currently uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the Chinese companies in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have an adverse impact on Fund performance.

Risks of Investing through Stock Connect. Investing in A-Shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is also subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day, and as such, buy orders for A-Shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell A-Shares regardless of the Daily Quota balance). Thus, the Daily Quota may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.

Participatory Notes Risk. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. The risks of investing in P-notes includes foreign investment risk. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
WCM China A-Shares Growth Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 474
WCM China A-Shares Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397
WCM International Long-Term Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – WCM International Long-Term Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WCM International Long-Term Growth Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 75% of its net assets in equity securities or depository receipts of non-U.S. domiciled companies. The Fund’s investments may include equity securities of non-U.S. domiciled companies located in developed countries and in emerging market and frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country.

The Fund’s investments in equity securities may include common stock, common stock that is offered in initial public offerings (“IPOs”), depository receipts and China A-shares (“China A-Shares” or “A-Shares”). The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. China A-Shares are equity securities issued by companies located in the People’s Republic of China (“China or the “PRC”) that are denominated and traded in Renminbi (“RMB”) on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Fund may invest in China A-Shares through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs (collectively, “Stock Connect”), or through the Qualified Foreign Institutional Investor and Renminbi Qualified Foreign Institutional Investor systems (collectively, the “QFII Programs”). The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also use participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stock issued by a foreign company. P-notes are used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange. For purposes of the Fund’s 75% policy described above, P-notes are classified according to their underlying or referenced security.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies believed to have above-average potential for growth in the rate of return on invested capital and assets. The advisor’s investment process seeks companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. In selecting securities, the Fund’s advisor also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk.

Although the Fund may invest in companies of any size, it generally invests in large-capitalization, established, multinational companies. The Fund’s advisor considers large-capitalization companies to be those with market capitalizations of $5 billion or greater at the time of investment. Under normal market conditions, the Fund invests in the securities of companies located in different countries and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund generally invests in companies in any sector; however, from time to time the Fund may invest a significant portion of its assets in the securities of companies in one or more sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Risks Associated with China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. public companies, has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered accounting firms in China and Hong Kong. The PCAOB’s limited ability to oversee the operations of accounting firms in China and Hong Kong means that inaccurate or incomplete financial records of an issuer’s operations may not be detected, which could negatively impact the Fund’s investments in such companies. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy.

Risks of Investing in A-Shares. The A-Share market is volatile with a risk of suspension of trading in a particular security or multiple securities or government intervention. Securities in the A-Share market may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities and may impact the ability of the Fund to pursue its investment strategy. The Chinese securities markets are emerging markets characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Liquidity risks may be more pronounced for the A-Share market than for Chinese securities markets generally because the A-Share market is subject to greater government restrictions and control, including trading suspensions. China A-Shares are only available to non-mainland China investors (i) through the QFII Programs or (ii) through Stock Connect.

A-Shares Tax Risk. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is currently uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the Chinese companies in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have an adverse impact on Fund performance.

Risks of Investing through Stock Connect. Investing in A-Shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is also subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day, and as such, buy orders for A-Shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell A-Shares regardless of the Daily Quota balance). Thus, the Daily Quota may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Participatory Notes Risk. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. The risks of investing in P-notes includes foreign investment risk. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
WCM International Long-Term Growth Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WILGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 474
WCM International Long-Term Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCMTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397
WCM Focused International Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – WCM Focused International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WCM Focused International Opportunities Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities or depository receipts of small- to mid-capitalization companies domiciled outside of the United States, including companies located in emerging market or frontier market countries. Emerging market or frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier market indices. The Fund’s advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country. The Fund’s advisor considers small- to mid-capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex USA SMID Cap Index at the time of purchase. Because small- to mid-capitalization companies are defined by reference to an index, the range of market capitalizations of companies in which the Fund invests may vary with market conditions. As of February 26, 2021, the market capitalizations of companies included in the MSCI ACWI Ex USA SMID Cap Index were between $7.06 million and $26.51 billion. The Fund’s advisor will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the MSCI ACWI Ex USA SMID Cap Index may continue to be held by the Fund in the sole discretion of the Fund’s advisor.

The Fund’s investments in equity securities may include common stock, common stock that is offered in initial public offerings (“IPOs”), depository receipts and China A-shares (“China A-Shares” or “A-Shares”). The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. China A-Shares are equity securities issued by companies located in the People’s Republic of China (“China or the “PRC”) that are denominated and traded in Renminbi (“RMB”) on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Fund may invest in China A-Shares through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs (collectively, “Stock Connect”), or through the Qualified Foreign Institutional Investor and Renminbi Qualified Foreign Institutional Investor systems (collectively, the “QFII Programs”). The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also use participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stock issued by a foreign company. P-notes are used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange. For purposes of the Fund’s 80% policy described above, P-notes are classified according to their underlying or referenced security.

Under normal market conditions, the Fund invests in the securities of companies located in different countries and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors from time to time. The Fund will be managed pursuant to a “focused” strategy, whereby the Fund’s advisor will typically invest the Fund’s assets in the equity securities of a small number of issuers.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies believed to have above-average potential for growth in the rate of return on invested capital and assets. The advisor’s investment process seeks companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. In selecting securities, the Fund’s advisor also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk specific to an issuer’s country of domicile.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Risks Associated with China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. public companies, has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered accounting firms in China and Hong Kong. The PCAOB’s limited ability to oversee the operations of accounting firms in China and Hong Kong means that inaccurate or incomplete financial records of an issuer’s operations may not be detected, which could negatively impact the Fund’s investments in such companies. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy.

Risks of Investing in A-Shares. The A-Share market is volatile with a risk of suspension of trading in a particular security or multiple securities or government intervention. Securities in the A-Share market may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities and may impact the ability of the Fund to pursue its investment strategy. The Chinese securities markets are emerging markets characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Liquidity risks may be more pronounced for the A-Share market than for Chinese securities markets generally because the A-Share market is subject to greater government restrictions and control, including trading suspensions. China A-Shares are only available to non-mainland China investors (i) through the QFII Programs or (ii) through Stock Connect.

A-Shares Tax Risk. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is currently uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the Chinese companies in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have an adverse impact on Fund performance.

Risks of Investing through Stock Connect. Investing in A-Shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is also subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day, and as such, buy orders for A-Shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell A-Shares regardless of the Daily Quota balance). Thus, the Daily Quota may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Participatory Notes Risk. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. The risks of investing in P-notes includes foreign investment risk. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Focused Investing Risk. Because the Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers, and the value of its shares may be more volatile than a fund that invests in a larger number of issuers.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
WCM Focused International Opportunities Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCFOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 474
WCM Focused International Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCMOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397

[1]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[5]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[6]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.